Schedule of maturities (Details) - Feb. 28, 2025	SGD ($)	USD ($)
Debt Disclosure [Abstract]
2026	$ 3,442	$ 2,551
Total	3,442	2,551
Less: current portion	(3,442)	(2,551)
Long-term portion